CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Schedule of Company's Preferred Shares activities

Mezzanine equity	Series A-1	Series A-2	Series B	Series C-1	Series C-2	Series C-3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2019	5,473,957	3,000,000	27,999,995	48,727,343	18,999,999	50,000,000	154,201,294
Accretion of Series C-1 Preferred Shares to redemption value	—	—	—	248,113	—	—	248,113
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407
Accretion of Series C-1 Preferred Shares to redemption value				28,553			28,553
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)	(3,000,000)	(27,999,995)	(49,004,009)	(18,999,999)	(50,000,000)	(154,477,960)
Balance as of December 31, 2021	—	—	—	—	—	—	—